Property and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 82,425	$ 26,214	$ 5,001
Gain on disposal of a motor vehicle	2,003
Bank facility	544,881	562,694
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Disposal of a motor vehicle	$ 8,253